SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : September 30, 2004 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	October 26, 2004



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 49

Form 13F Information Table Value Total : $661,216



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104    15823  3749548 SH       SOLE                  3749548
Abbott Laboratories            COM              002824100     2033    48000 SH       SOLE                    48000
Advent Software                COM              007974108    17786  1056831 SH       SOLE                  1056831
Affymetrix                     COM              00826T108    67022  2182418 SH       SOLE                  2182418
Agile Software                 COM              00846x105     7509   946873 SH       SOLE                   946873
ArthroCare                     COM              043136100    12642   431600 SH       SOLE                   431600
Atheros                        COM              04743p108     6580   645127 SH       SOLE                   645127
BEA Systems, Inc               COM              073325102    31291  4528300 SH       SOLE                  4528300
BP Amoco PLC                   COM              055622104     1096    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1300       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     1642      572 SH       SOLE                      572
CNET Networks Inc.             COM              12613R104    18427  2013872 SH       SOLE                  2013872
Corgentech Inc.                COM              21872p105     4483   262634 SH       SOLE                   262634
EMC Corporation                COM              268648102     3842   332887 SH       SOLE                   332887
Electronic Arts                COM              285512109    12189   265027 SH       SOLE                   265027
Exelixis Inc                   COM              30161Q104     2707   335825 SH       SOLE                   335825
FormFactor                     COM              346375108    16634   858775 SH       SOLE                   858775
General Electric               COM              369604103     1881    56016 SH       SOLE                    56016
General Mills                  COM              370334104      599    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      337    10000 SH       SOLE                    10000
IBM                            COM              459200101     2025    23616 SH       SOLE                    23616
Inhibitex                      COM              45719T103     2857   450000 SH       SOLE                   450000
Intel Corp.                    COM              458140100     2074   103392 SH       SOLE                   103392
Intuit                         COM              461202103    58677  1292444 SH       SOLE                  1292444
JDS Uniphase Corp.             COM              46612J101    14006  4156025 SH       SOLE                  4156025
Johnson & Johnson              COM              478160104      908    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104    19851   841150 SH       SOLE                   841150
Linear Technology              COM              535678106    17222   475210 SH       SOLE                   475210
Magma Design                   COM              559181102    10327   684800 SH       SOLE                   684800
Maxim Intgrtd. Prod.           COM              57772K101    15020   355173 SH       SOLE                   355173
McData Corporation             COM              580031102      625   133000 SH       SOLE                   133000
Minnesota Mining               COM              604059105      320     4000 SH       SOLE                     4000
Molecular Devices              COM              60851C107     9825   416850 SH       SOLE                   416850
Nektar Therapeutics            COM              640268108     7102   490475 SH       SOLE                   490475
PMC-Sierra Inc                 COM              69344F106    24482  2778922 SH       SOLE                  2778922
Pfizer, Inc.                   COM              717081103     1909    62400 SH       SOLE                    62400
Pharmion Corp                  COM              71715B409    11501   222475 SH       SOLE                   222475
Rouse Co.                      COM              779273101      702    10500 SH       SOLE                    10500
Royal Dutch Petrol             COM              780257804      206     4000 SH       SOLE                     4000
Salesforce.com Inc             COM              79466L302     2305   147500 SH       SOLE                   147500
Schering-Plough                COM              806605101     1205    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      538     8000 SH       SOLE                     8000
Siebel                         COM              826170102    38844  5151698 SH       SOLE                  5151698
Target CP                      COM              239753106      821    18140 SH       SOLE                    18140
Vertex Pharm.                  COM              92532F100     7627   726397 SH       SOLE                   726397
Vignette                       COM              926734104     1803  1355500 SH       SOLE                  1355500
Vitesse Semi.                  COM              928497106    20041  7340876 SH       SOLE                  7340876
Webmethods                     COM              94768c108     6993  1314458 SH       SOLE                  1314458
Yahoo                          COM              984332106    32615   961800 SH       SOLE                   961800